OTHER RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 16, 2020 CNY (¥)
Other receivables, net
Rental and other deposits	¥ 78,322	¥ 44,892
Deposits in non-bank financing partners	52,751	19,919
Staff advance	24,813	16,268
Receivables from third-party payment settlement platform	11,228	242
Consideration receivable	130,000
Others	42,305	49,684
Other receivables, Gross	339,419	131,005
Less: provision for credit losses	(51,666)	(20,980)	¥ (6,119)	¥ (6,457)		¥ (51,666)
Other receivables, net, Total	287,753	110,025			$ 16,793
Working capital adjustment							¥ 295,000
Allowance for doubtful accounts receivables
Beginning balance of the period	(6,119)	(51,666)	(6,457)	(272)
Changes on initial application of ASU 2016-13	(8,434)
Addition	(39,748)	(1,104)	(1,411)	(23,608)
Write-off of other receivables due to divestiture transactions	2,635	31,790		17,423
Reclassified as assets held for sale			1,749
Ending balance of the period	¥ (51,666)	¥ (20,980)	¥ (6,119)	¥ (6,457)
Salvage car related business
Other receivables, net
Total consideration							¥ 330,000